Note 18 - Components of Loans by Industry Classification (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of Loans by Industry Classification [Line Items]
Agriculture, forestry and fishing	€ 526	€ 647
Mining and quarrying	2,679	3,006
Manufacturing	32,352	36,820
Electricity, gas, steam and air conditioning supply	5,103	4,819
Water supply, sewerage, waste management and remediation activities	725	681
Construction	4,494	4,651
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,605	22,444
Transport and storage	6,067	6,067
Accommodation and food service activities	1,972	2,272
Information and communication	7,783	7,387
Financial and insurance activities	121,333	111,239
Real estate activities	49,671	43,220
Professional, scientific and technical activities	7,137	7,022
Administrative and support service activities	7,922	10,324
Public administration and defense, compulsory social security	5,977	7,076
Education	249	225
Human health services and social work activities	4,554	4,005
Arts, entertainment and recreation	1,180	1,068
Other service activities	5,778	5,261
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	221,099	213,186
Activities of extraterritorial organizations and bodies	1	1
Gross loans	509,208	491,421
(Deferred expense)/unearned income	131	227
Loans less (deferred expense)/unearned income	509,077	491,194
Less: Allowance for loan losses	4,848	4,779
Total Loans	€ 504,229	€ 486,416